Stockholders' equity - Schedule of Change in Shares of Paid-in Capital in the Beginning and End of the Period (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shares of capital stock (in shares)	11,026,869,192	9,804,135,348	9,804,135,348
Shares of capital stock	R$ 136,910	R$ 90,729	R$ 90,729
(-) Cancellation of Shares - Meeting of the Board of Directors at 11/27/2025 (in shares)	(78,850,638)
Treasury shares, beginning balance (in shares)	28,030,833	436,671
Treasury shares, beginning balance	R$ (909)	R$ (909)	(11)
Acquisition of treasury shares (in shares)	81,312,040	54,000,000
Acquisition of treasury shares	R$ (3,085)	R$ (1,775)
(-) Cancellation of Shares - Meeting of the Board of Directors at 11/27/2025 (in shares)	(78,850,638)
(-) Cancellation of Shares - Meeting of the Board of Directors at 11/27/2025	R$ 3,000
Result of delivery of treasury shares (in shares)	(30,244,329)	26,405,838
Result of delivery of treasury shares	R$ 971	R$ 860	R$ 747
Treasury shares, ending balance (in shares)	344,662	28,030,833	436,671
Treasury shares, ending balance	R$ (13)	R$ (909)	R$ (909)
Number of shares outstanding (in shares)	11,026,524,530	9,776,104,515	9,803,698,677
Bonus Share, Issuance One
Bonus shares - Outstanding	980,413,535
Bonus shares (in shares)	86,718
Bonus Share, Issuance Two
Bonus shares - Outstanding	321,170,947
Bonus shares (in shares)	10,038
Brazil
Shares of capital stock (in shares)	6,901,088,548	6,243,973,086	6,431,313,028
Shares of capital stock	R$ 85,684	R$ 57,783	R$ 59,516
Residents abroad
Shares of capital stock (in shares)	4,125,780,644	3,560,162,262	3,372,822,320
Shares of capital stock	R$ 51,226	R$ 32,946	R$ 31,213
Common
Shares of capital stock (in shares)	5,617,742,977	4,958,290,359	4,958,290,359
Number of shares outstanding (in shares)	5,617,742,977	4,958,290,359	4,958,290,359
Common | Bonus Share, Issuance One
Bonus shares - Outstanding	495,829,036
Common | Bonus Share, Issuance Two
Bonus shares - Outstanding	163,623,582
Common | Brazil
Shares of capital stock (in shares)	5,567,132,399	4,918,480,340	4,923,277,339
Common | Residents abroad
Shares of capital stock (in shares)	50,610,578	39,810,019	35,013,020
Preferred
Shares of capital stock (in shares)	5,409,126,215	4,845,844,989	4,845,844,989
(-) Cancellation of Shares - Meeting of the Board of Directors at 11/27/2025 (in shares)	(78,850,638)
Treasury shares, beginning balance (in shares)	28,030,833	436,671
Acquisition of treasury shares (in shares)	81,312,040	54,000,000
(-) Cancellation of Shares - Meeting of the Board of Directors at 11/27/2025 (in shares)	(78,850,638)
Result of delivery of treasury shares (in shares)	(30,244,329)	26,405,838
Result of delivery of treasury shares	R$ 981	R$ 877
Treasury shares, ending balance (in shares)	344,662	28,030,833	436,671
Number of shares outstanding (in shares)	5,408,781,553	4,817,814,156	4,845,408,318
Preferred | Bonus Share, Issuance One
Bonus shares - Outstanding	484,584,499
Bonus shares (in shares)	86,718
Preferred | Bonus Share, Issuance Two
Bonus shares - Outstanding	157,547,365
Bonus shares (in shares)	10,038
Preferred | Brazil
Shares of capital stock (in shares)	1,333,956,149	1,325,492,746	1,508,035,689
Preferred | Residents abroad
Shares of capital stock (in shares)	4,075,170,066	3,520,352,243	3,337,809,300